    As filed with the Securities and Exchange Commission on August 8, 2013.



                                                            File Nos. 333-137969

                                                                       811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.                          []


                      Post-Effective Amendment No. 15                        [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 332                             [x]



                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)

                       200 Park Avenue New York, NY 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752


                    (Name and Address of Agent for Service)


                              Eric T. Steigerwalt


                                   President

                   First MetLife Investors Insurance Company


                                c/o 501 Route 22

                             Bridgewater, NJ 08807

                                 (908) 253-1833



                                  COPIES TO:


                                W. Thomas Conner

                                   Reed Smith

                              1301 K Street, N.W.

                              Washington, DC 20005

                                 (202) 414-9208



                (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on August 12, 2013 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Registered: Individual Variable Annuity Contracts

This registration statement incorporates herein by reference the Prospectus dated April 29, 2013 (File Nos. 333-137969/811-08306) filed on April 18, 2013 pursuant to Rule 485(b).

This registration statement incorporates herein by reference the Statement of Additional Information dated April 29, 2013 (File Nos. 333-137969/811-08306) filed on May 2, 2013 pursuant to Rule 497.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED AUGUST 12, 2013
                                       TO
                      THE PROSPECTUS DATED APRIL 29, 2013

This supplement describes the new version of the optional Lifetime Withdrawal Guarantee rider that may be elected with PrimElite IV variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our").

I. NEW VERSION OF LIFETIME WITHDRAWAL GUARANTEE

The new version of the Lifetime Withdrawal Guarantee rider may be elected with contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013.

The new version of the Lifetime Withdrawal Guarantee rider differs from the previous version of the Lifetime Withdrawal Guarantee rider described in the April 29, 2013 prospectus (that is, the version that has been issued since July 15, 2011) only in that the amount of the Compounding Income Amount and the Withdrawal Rate under the new version is 4% instead of 5%. (See "5% Compounding Income Amount" and "Annual Benefit Payment" in the prospectus.)

Please replace the Lifetime Withdrawal Guarantee section of Appendix D (pages D-3 to D-6) with the Lifetime Withdrawal Guarantee examples attached to this prospectus supplement.

No version of the Lifetime Withdrawal Guarantee rider described in the April 29, 2013 prospectus remains available for purchase.

II. GUARANTEED WITHDRAWAL BENEFIT I NO LONGER AVAILABLE FOR PURCHASE

The optional Guaranteed Withdrawal Benefit I (GWB I) rider is no longer available for purchase, effective for contracts based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MetLife Investors Distribution Company                 Telephone: (888) 556-5412
5 Park Plaza, Suite 1900, Irvine, CA 92614

PrimElite IV is a service mark of Primerica, Inc. First MetLife Investors Insurance Company uses this mark pursuant to a license agreement.

                                                                SUPP-PEIVNYLWG13

LIFETIME WITHDRAWAL GUARANTEE


The purpose of these examples is to illustrate the operation of the Lifetime Withdrawal Guarantee available with contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.


F.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 x 4%).


Assume that $4,000 is withdrawn each year. The Remaining Guaranteed Withdrawal Amount is reduced by $4,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $4,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero.

[GRAPHIC APPEARS HERE]







Year   Annual Benefit Payment   Cumulative Withdrawals   Account Value
   1   $4,000                   $  4,000                 $  100,000
   2   $4,000                   $  8,000                 $   90,250
   3   $4,000                   $ 12,000                 $ 80,987.5
   4   $4,000                   $ 16,000                 $72,188.13
   5   $4,000                   $ 20,000                 $63,828.72
   6   $4,000                   $ 24,000                 $55,887.28
   7   $4,000                   $ 28,000                 $48,342.92
   8   $4,000                   $ 32,000                 $41,175.77
   9   $4,000                   $ 36,000                 $34,366.98
  10   $4,000                   $ 40,000                 $27,898.63
  11   $4,000                   $ 44,000                 $ 21,753.7
  12   $4,000                   $ 48,000                 $15,916.02
  13   $4,000                   $ 52,000                 $10,370.22
  14   $4,000                   $ 56,000                 $5,101.706
  15   $4,000                   $ 60,000                 $ 96.62093
  16   $4,000                   $ 64,000                 $        0
  17   $4,000                   $ 68,000                 $        0
  18   $4,000                   $ 72,000                 $        0
  19   $4,000                   $ 76,000                 $        0
  20   $4,000                   $ 80,000                 $        0
  21   $4,000                   $ 84,000                 $        0
  22   $4,000                   $ 88,000                 $        0
  23   $4,000                   $ 92,000                 $        0
  24   $4,000                   $ 96,000                 $        0
  25   $4,000                   $100,000                 $        0



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 x 4%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $96,000 due to a withdrawal of $4,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $96,000 - $10,000 = $86,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $4,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 4% x $65,000 = $2,600.

G.   4% Compounding Income Amount


Assume that a contract had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $4,000 ($100,000 x 4%).


The Total Guaranteed Withdrawal Amount will increase by 4% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated on each contract anniversary as 4% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $4,000 ($100,000 x 4%).


If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $104,000 ($100,000 x 104%), and the Annual Benefit Payment would increase to $4,160 ($104,000 x 4%).


If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $108,160 ($104,000 x 104%), and the Annual Benefit Payment would increase to $4,326 ($110,250 x 4%).


If the first withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $148,024 (the initial $100,000, increased by 4% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $5,921 ($148,024 x 4%).

[GRAPHIC APPEARS HERE]







Year of First Withdrawal   Annual Benefit Payment
                       1   $4,000
                       2   $4,160
                       3   $4,326
                       4   $4,499
                       5   $4,679
                       6   $4,867
                       7   $5,061
                       8   $5,264
                       9   $5,474
                      10   $5,693
                      11   $5,921

H.   Automatic Annual Step-Ups and 4% Compounding Income Amount (No
Withdrawals)


Assume that a contract had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $104,000 ($100,000 increased by 4%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $104,000 to $110,000 and reset the Annual Benefit Payment to $4,400 ($110,000 x 4%).


At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $114,400 ($110,000 increased by 4%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $114,400 to $120,000 and reset the Annual Benefit Payment to $4,800 ($120,000 x 4%).


Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 4%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $157,912. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $157,912 to $180,000 and reset the Annual Benefit Payment to $7,200 ($180,000 x 4%).


At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $187,200 ($180,000 increased by 4%, compounded annually). Assume the Account Value is less than $187,200. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 4% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,488 ($187,200 x 4%).


[GRAPHIC APPEARS HERE]

                    METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED AUGUST 12, 2013
                     TO THE PROSPECTUS DATED APRIL 29, 2013

This supplement describes changes to the Investment Portfolios available in PrimElite IV variable annuity contracts issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company (together with MetLife Investors USA Insurance Company, "we," "us," or "our"). These changes are effective after the close of the New York Stock Exchange on August 9, 2013. This supplement provides information in addition to that contained in the prospectus dated April 29, 2013.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

1.  NEW INVESTMENT OPTION

In the "Investment Portfolio Expenses" table under "Met Investors Series Trust," add the following:

                                                              ACQUIRED        TOTAL        FEE WAVIER       NET TOTAL
                                     12B-1/                     FUND         ANNUAL          AND/OR           ANNUAL
                      MANAGEMENT     SERVICE      OTHER       FEES AND      PORTFOLIO        EXPENSE        OPERATING
                         FEES         FEES       EXPENSES     EXPENSES      EXPENSES      REIMBURSEMENT      EXPENSES
                     ------------   ---------   ----------   -----------   -----------   ---------------   ------------
American Funds(R)
Growth Portfolio            0.00%        0.55%       0.02%         0.35%         0.92%                 -          0.92%

In APPENDIX B, "Participating Investment Portfolios," change "MET INVESTORS SERIES TRUST (Class B or, as noted, Class A)" to "MET INVESTORS SERIES TRUST (Class B or, as noted, Class A or Class C)" and add the following:

    AMERICAN FUNDS(R) GROWTH PORTFOLIO (CLASS C)

    ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company

    INVESTMENT OBJECTIVE: The American Funds(R) Growth Portfolio seeks to achieve growth of capital.

2.  CHANGES TO AVAILABILITY OF SHARE CLASSES

    a. The share classes for the Investment Portfolios listed in the table below under "Former Share Class" will no longer be available for allocations of new Purchase Payments or transfers of Account Value, except for rebalancing and dollar cost averaging programs in existence at the time of closing; and the share classes listed in the table below under "New Share Class" will be available for allocations of new Purchase Payments or transfers of Account Value.

                                                                 SUPP-PE4FUND813

             FORMER SHARE CLASS                                NEW SHARE CLASS
FIDELITY(R) VARIABLE INSURANCE PRODUCTS          FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio (Service Class)          Contrafund(R) Portfolio (Service Class 2)
                                                                            ---------------

MET INVESTORS SERIES TRUST                       MET INVESTORS SERIES TRUST
  Pioneer Fund Portfolio (Class A)                 Pioneer Fund Portfolio (Class B)
                                                                           -------
  Pioneer Strategic Income Portfolio (Class A)     Pioneer Strategic Income Portfolio (Class B)
                                                                                       -------

METROPOLITAN SERIES FUND                         METROPOLITAN SERIES FUND
  BlackRock Money Market Portfolio (Class E)       BlackRock Money Market Portfolio (Class B)
                                                                                     -------

   b. In the "Investment Portfolio Expenses" table under "Fidelity(R) Variable Insurance Products," "Met Investors Series Trust," and "Metropolitan Series Fund," add the following expense information for the new share classes of the following Investment Portfolios:

                                                                          ACQUIRED        TOTAL        FEE WAVIER        NET TOTAL
                                                 12B-1/                     FUND         ANNUAL          AND/OR           ANNUAL
                                  MANAGEMENT     SERVICE      OTHER       FEES AND      PORTFOLIO        EXPENSE        OPERATING
                                     FEES         FEES       EXPENSES     EXPENSES      EXPENSES      REIMBURSEMENT      EXPENSES
                                 ------------   ---------   ----------   -----------   -----------   ---------------   ------------
FIDELITY(R) VARIABLE
INSURANCE PRODUCTS
  Contrafund(R)                         0.56%       0.25%        0.08%         0.00%         0.89%                -           0.89%

MET INVESTORS SERIES
TRUST
  Pioneer Fund Portfolio                0.64%       0.25%        0.04%         0.00%         0.93%             0.03%          0.90%
  Pioneer Strategic
   Income Portfolio                     0.57%       0.25%        0.06%         0.00%         0.88%                -           0.88%

METROPOLITAN SERIES FUND
  BlackRock Money
   Market Portfolio                     0.33%       0.25%        0.02%         0.00%         0.60%             0.01%          0.59%

3.  CLOSED INVESTMENT OPTION

The American Funds Insurance Series(R) - American Funds Growth Fund (Class 2) is no longer available for allocations of new Purchase Payments or transfers of Account Value, except for rebalancing and dollar cost averaging programs in existence at the time of closing.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (888) 556-5412
Irvine, CA  92614

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED AUGUST 12, 2013
                                       TO
          THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2013

This supplement modifies information in the Statement of Additional Information ("SAI") dated April 29, 2013 for the PrimElite IV variable annuity contract issued by First MetLife Investors Insurance Company ("FMLI") for the sole purpose of incorporating into the SAI certain financial information of MetLife, Inc. ("MetLife"), the parent company of FMLI.

ADDITIONAL INFORMATION

In the "Additional Information" section, replace items (i) and (ii) with the following:

(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2012, filed on February 27, 2013 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(ii) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Quarterly Report on Form 10-Q for the Quarter ended March 31, 2013, filed on May 7, 2013 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and

(iii) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Quarterly Report on Form 10-Q for the Quarter ended June 30, 2013, filed on August 7, 2013 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (888) 556-5412
Irvine, CA 92614

PrimElite IV is a service mark of Primerica, Inc. First MetLife Investors Insurance Company uses this mark pursuant to a license agreement.

                                                               SUPP-PE4NYSAI0813

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------


The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B of Post-Effective Amendment No. 12/Amendment No. 323 to Registration Statement Nos. 333-137969/811-08306:


1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2012.

3.   Statements of Operations for the year ended December 31, 2012.


4.   Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011.


5.   Notes to the Financial Statements.


The following financial statements of the Company are included in Part B of Post-Effective Amendment No. 12/Amendment No. 323 to
Registration Statement Nos. 333-137969/811-08306:


1.   Independent Auditors' Report.

2.   Balance Sheets as of December 31, 2012 and 2011.

3.   Statements of Operations for the years ended December 31, 2012, 2011 and 2010.

4.   Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and 2010.

5.   Statements of Stockholder's Equity for the years ended December 31, 2012, 2011 and 2010.

6.   Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.

7.   Notes to the Financial Statements.





b.            Exhibits
              --------

1.            Resolution of Board of Directors of the Company authorizing the establishment of the Variable
              Account.(1)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement. (effective January 1, 2001). (7)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002). (7)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-01-05 (LTC)). (13)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD). (15)

     (v)      Form of Retail Sales Agreement (2-10) and Schedules of Differences (22)

     (vi)     Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement)
                  (29)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract. [cover 6010 (11/05)-PE-II and base 6010 (02/02)]. (11)

     (ii)     Death Benefit Rider - (Principal Protection) 6015 (02/02). (6)

     (iii)    Death Benefit Rider - (Annual Step-Up). (2)

     (iv)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider. (2)

     (v)      Waiver of Withdrawal Charge for Terminal Illness Rider. (2)

     (vi)     Unisex Annuity Rates Rider. (2)

     (vii)    Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company;
              formerly First Cova Life Insurance Company). (4)

     (viii)   Individual Retirement Annuity Endorsement 6023.1 (9/02). (7)

     (ix)     Tax Sheltered Annuity Endorsement 6026.1 (9/02). (7)

     (x)      Roth Individual Retirement Annuity Endorsement 6024.1 (9/02). (7)

     (xi)     401 (a)/403 (a) Plan Endorsement 6025.1 (9/02). (7)

     (xii)    Simple Individual Retirement Annuity Endorsement 6276 (9/02). (7)

     (xiii)   Guaranteed Withdrawal Benefit Rider FMLI-670-2 (11/05). (8)


     (xiv)     Form of Contract Schedule 6028-3 (11/05)-PE-II. (11)

     (xv)      Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1. (11/05)-I. (9)

     (xvi)     Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-3 (6/06)(LWG)(14)

     (xvii)    Form of Contract Schedule (M&E). (6)

     (xviii)   Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08) (24)

     (xix)     401 (a)/403 (a) Plan Endorsement 401-3 (5/11) (26)


5.   (i)       Form of Variable Annuity Application 6401 (12/06) APPVAPE4NY 507. (6)

     (ii)      Form of Variable Annuity Application 6401 (6/13) APPPE4NY Jul 2013 (filed herewith)

6.   (i)       Copy of Articles of Incorporation of the Company. (1)

     (ii)      Copy of Amended and Restated Bylaws of the Company. (3)

7.   (i)(a)    Automatic Reinsurance Agreement between First MetLife Investors Insurance Company and Exeter
               Reassurance Company, Ltd. (effective December 1, 2004) (26)

     (b)       Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement effective as of
               December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent")
               and Exeter Reassurance Company, Ltd.(the "Reinsurer")(26)

     (c)       Amendment No. 17 through Amendment No. 19 to Automatic Reinsurance Agreement effective as of
               December 1, 2004 ("Agreement") between FirstMetLife Investors Insurance Company (the "Cedent")
               and Exeter Reassurance Company, Ltd. (the "Reinsurer") (29)

8.   (i)(a)    Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
               Investors Distribution Company and First MetLife Investors Insurance Company (February 12, 2001).
               (3)

     (b)       Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory
               Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (dated
               May 1, 2009) (27)

     (c)       Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory
               Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company(ef-
               fective April 30, 2010) (27)

     (ii)(a)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
               Life Insurance Company and First MetLife Investors Insurance Company (July 1, 2004). (10)

     (b)       Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC,
               MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective
               April30, 2010) (27)

     (iii)     Participation Agreement Among First MetLife Investors Insurance Company, MetLife Investors
               Distribution Company, Alliance Capital Management L.P. and Alliance Bernstein Investment Research
               and Management, Inc. (effective 12-01-05) (12)




   (iv)   (a.)     Fund Participation Agreement Among First MetLife Investors Insurance Company, American Funds
                   Insurance Series and Capital Research and Management Company (effective 04-29-03)(13)

          (b.)     First Amendment the Fund Participation Agreement Among First MetLife Investors Insurance
                   Company, American Funds Insurance Series and Capital Research and Management Company dated
                   November 1, 2005 (effective 01-01-2007) (16)

          (c.)     Amendment to the Participation Agreement among American Funds Insurance Series, Capital
                   Research and Management Company and First MetLife Investors Insurance Company (25)



   (v)   (a.)     Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/
                  Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors
                  Distribution Company (effective 09-01-05); Amendment dated 09-01-05; Amendment dated 05-03-04;
                  Amendment dated 11-01-05. (12)

         (b.)     Amendment No. 4 to Participation Agreement Among Franklin Templeton Variable Insurance
                  Products Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and
                  MetLife Investors Distribution Company (effective 04-30-07)(19)

         (c.)     Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products
                  Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors
                  Distribution Company (25)


(d.)     Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products
         Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors
         Distribution Company (31)






      (vi)(a)      Participation Agreement Among Pioneer Variable Contracts Trust, First MetLife Investors Insurance
                   Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective
                   11-01-2005) (12)

      (b)          Amendment to the Participation Agreement Among Pioneer Variable Contracts Trust, First MetLife
                   Investors Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.
                   (effective 4-28-2011) (30)

      (vii)        Amendment No. 2 to Participation Agreement Among Putnam Variable Trust, Putnam Retail
                   Management Limited Partnership and First MetLife Investors Insurance Company (effective 02-27-2006)
                      (12)

      (viii)       Participation Agreement Among Smith Barney Allocation Series Inc., Citigroup Global Markets Inc. and
                   First MetLife Investors Insurance Company (effective 11-01-2005) (12)

      (ix)         Participation Agreement Among Smith Barney Investment Series, Citigroup Global Markets Inc. and
                   First MetLife Investors Insurance Company (effective 11-01-2005) (12)

      (x)          Participation Agreement Among Smith Barney Multiple Discipline Trust, Citigroup Global Markets Inc.
                   and First MetLife Investors Insurance Company (effective 11-01-2005) (12)

      (xi)         Participation Agreement Among The Universal Institutional Funds, Inc., Morgan Stanley Distribution,
                   Inc., Morgan Stanley Investment Management Inc. and First MetLife Investors Insurance Company
                   (effective 11-01-2005) (12)

      (xii)(a)     Participation Agreement Among Van Kampen Life Investment Trust, Van Kampen Funds Inc. and First
                   MetLife Investors Insurance Company (effective 11-01-05) (12)

      (b)          Amendment to the Participation Agreement among Van Kampen Investment Trust, Van Kampen Funds
                   Inc., Van Kampen Asset Management and First MetLife Investors Insurance Company (30)

      (xiii)       Participation Agreement Among Fidelity Variable Insurance Products Funds, Fidelity Distribution
                   Corporation and First MetLife Investors Insurance Company (effective 11-01-2005) (12)

      (xiv)        Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                   Securities, Inc. and First MetLife Investors Insurance Company (effective April 30, 2007) (15)

      (xv)         Participation Agreement Among Greenwich Street Series Fund, Citigroup Global Markets Inc. and First
                   MetLife Investors Insurance Company (effective November 1, 2005) (17)

      (xvi)(a)     Participation Agreement Among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and
                   First MetLife Investors Insurance Company (effective 02-23-06) (20)

      (b)          Amendment to the Participation Agreement Among Oppenheimer Variable Account Funds, Oppenheimer
                   Funds, Inc. and First MetLife Investors Insurance Company (effective 11-1-11) (30)

      (xvii)       Participation Agreement Among Salomon Brothers Variable Series Fund Inc., Citigroup Global Markets
                   Inc. and First MetLife Investors Insurance Company (effective November 1, 2005) (20)

      (xviii)(a)   Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners
                   Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC
                   and First MetLife Investors Insurance Company (21)

      (b)          Amendment to the Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg
                   Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund
                   Advisor, LLC and First MetLife Investors Insurance Company (28)

      (xix)        Net Worth Maintenance Agreement (14)

9.                 Opinion and Consent of Counsel. (6)


10.   (i)          Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor and the
                   Registrant. (filed herewith)

      (ii)         Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.
                   (filed herewith)


11.                Not Applicable.

12.                Not Applicable.


13.       Powers of Attorney for Eric T. Steigerwalt, Norse N. Blazzard, Robert L. Davidow, Elizabeth M. Forget,
          Richard A. Hemmings, Jay S. Kaduson, Stephen M. Kessler, Lisa S. Kuklinski, Richard C. Pearson,
          Thomas A. Price, Mark E. Rosenthal, Thomas J. Skelly, Peter M. Carlson and James J. Reilly (31)

    (1)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

    (2)   incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as
          electronically filed on July 19, 2002.

    (3)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
          333-96773 and 811-08306) as electronically filed on October 15, 2002.

    (4)   incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos.
          033-74174 and 811-08306) as electronically filed on May 1, 2001.

    (5)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on April 11, 2003.

    (6)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration
          Statement on Form N-4 (File Nos. 333-137969 and 811-08306) as electronically filed on December 22,
          2006.

    (7)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

    (8)   incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.
          333-125613 and 811-08306) as electronically filed on June 8, 2005.

    (9)   incorporated herein by reference to Registrant's Pre-Effective Amendment No.1 to Form N-4 (File Nos.
          333-125613 and 811-08306) as electronically filed on September 15, 2005.

   (10)   incorporated herein by reference to Registrant's Post-effective Amendment No. 8 to Form N-4 (File Nos.
          333-96773 and 811-08306) as electronically filed on October 7, 2005.

   (11)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
          333-125617 and 811-08306) as electronically filed on September 16, 2005.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-125617 and 811-08306) as electronically filed on April 21, 2006.

   (13)   incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
          Amendment No.10 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
          24, 2006.

   (14)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (Files
          Nos. 333-96773 and 811-08306) filed electronically on April 21, 2006.

   (15)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (Files
          Nos. 333-96777 and 811-08306) filed electronically on April 18, 2007.

   (16)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (Files
          Nos. 333-96773 and 811-08306) filed electronically on April 18, 2007.

   (17)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (Files
          Nos. 333-125617 and 811-08306) filed electronically on April 18, 2007.

   (18)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
          Nos. 333-137969 and 811-08306) filed electronically on April 18, 2007.

   (19)   incoroporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4(File
          Nos. 333-96777 and 811-08306) filed electronically on October 31, 2007.

   (20)   incoroporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4(File
          Nos. 333-137969 and 811-08306) filed electronically on April 18, 2008.

   (21)   incoroporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4(File
          Nos. 333-137969 and 811-08306) filed electronically on April 16, 2009.

   (22)   incoroporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4(File
          Nos. 333-96777 and 811-08306) filed electronically on April 15, 2010.

   (23)   incoroporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4(File
          Nos. 333-137969 and 811-08306) filed electronically on April 16, 2010.


(24)     incoroporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4(File
         Nos. 333-156646 and 811-08306) filed electronically on March 22, 2010.

(25)     incoroporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4(File
         Nos. 333-96773 and 811-08306) filed electronically on April 14, 2011.

(26)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
         Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.

(27)     incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File
         Nos. 333-179240 and 811-08306) filed electronically on January 30, 2012.

(28)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
         Nos. 333-137969 and 811-08306) filed electronically on April 15, 2011.

(29)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
         Nos. 333-176680 and 811-08306) filed electronically on April 17, 2013.

(30)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
         Nos. 333-137969 and 811-08306) filed electronically on April 19, 2012.

(31)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
         Nos. 333-137969 and 811-08306) filed electronically on April 18, 2013.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   --------------------------------------

Eric T. Steigerwalt                     Chairman of the Board, President,
501 Route 22                            Chief Executive Officer and Director
Bridgewater, NJ 08807

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Richard C. Pearson                      Director
598 Los Arboles Lane
San Marino, CA 91108

Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962

Lisa S. Kuklinski                       Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Norse N. Blazzard                       Director
6278 North Federal Highway
Suite 390
Ft. Lauderdale, FL 33308

Robert L. Davidow                       Director
367 Stanwich Road
Greenwich, CT 06830

Richard A. Hemmings                     Director
Fidelity Life Association
1211 West 22nd Street, # 209
Oak Brook, IL 60026

Thomas A. Price                         Director
66 Davidson Lane East
West Islip, NY 11795

Thomas J. Skelly                        Director
1270 W. Whitmore Ct.
Lake Forest, IL 60045


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     ------------------------------------

Stephen M. Kessler                      Director
300 Davidson Avenue
Somerset, NJ 08873

Mark E. Rosenthal                       Director and Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Peter M. Carlson                        Executive Vice President and Chief Accouniting Officer
1095 Avenueof the Americas
New York, NY 10036

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

James J. Reilly                         Vice President-Finance (principal financial officer)
501 Boylston Street
Boston, MA 02116

Patricia M. Schwartz                    Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Scott E. Andrews                        Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Manish P. Bhatt                         Vice President
501 Route 22
Bridgewater, NJ 08807

Lynn A. Dumais                          Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Jeffrey P. Halperin                     Vice President
334 Madison Avenue
PO Box 1949
Morristown, NJ 07960

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Rashid Ismail                           Vice President
5 Park Plaza
Irvine, CA 92614

John J. Iwanicki                        Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Andrew Kaniuk                           Vice President
501 Route 22
Brdigewater, NJ 08807

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2013

The following is a list of subsidiaries of MetLife, Inc. updated as of March
31, 2013. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

     4.     MetLife Reinsurance Company of Delaware (DE)

E. MetLife Chile Inversiones SpA (Chile) - 70.4345328853% of MetLife Chile Inversiones SpA is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones SpA and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones SpA.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones SpA and the remaining interest is owned by a third party.

            a) Legalgroup S.A. (Chile) - 99% of Legalgroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% of Metropolitan Life Seguros de Vida S.A. is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Previsional MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      17. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      18.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 66.67% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 18.18% is owned by MetLife Investors USA Insurance Company, 12.12% is owned by MetLife Insurance Company of Connecticut and 3.03% is owned by Metropolitan Property and Casualty Insurance Company.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Management, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   Federal Flood Certification LLC (TX)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i)  MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.99999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.00001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife S.A. (France)

                           1) Hestis S.A.(France) - 66.06% of Hestis S.A. is
                              owned by ALICO and the remaining interests are owned by third parties.

                           2) MetLife Solutions S.A.S. (France)

                       jj) AHICO First American Hungarian Insurance Company
                           (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

                           1) First Hungarian-American Insurance Agency Limited
                              (Hungary)

                           2) Metlife Biztosito Zrt. (Hungary)

                       kk) ALICO Asigurari Romania S.A. (Romania) -
                           99.99999726375% of ALICO Asigurari Romania S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) Metropolitan Life Asigurari S.A. (Romania) -
                              99.9999% of Metropolitan Life Asigurari S.A. is owned by ALICO Asigurari Romania S.A. and 0.0001% is owned by International Technical and Advisory Services Limited.

                       ll) MetLife AMSLICO poist'ovna a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    MetLife Holdings (Cyprus) Limited (Cyprus)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8. MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.972% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties.

      9.    ALICO Zhivotozastrahovat elno Druzestvo EAD (Bulgaria)

      10.   American Life Insurance Company (Cyprus) Limited (Cyprus)

      11.   MetLife Alico Life Insurance Company S.A. (Greece)

            a) ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      12. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      13.   International Investment Holding Company Limited (Russia)

      14.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      15.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      16.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      17.   ALICO Management Services Limited (United Kingdom)

      18.   ZEUS Administration Services Limited (United Kingdom)

      19. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      20. PJSC ALICO Ukraine (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by International Technical and Advisory Services Limited and the remaining 0.0006% is owned by Borderland Investment Limited.

      21.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      22.   International Technical and Advisory Services Limited (USA-Delaware)

      23.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      24. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.01% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      25. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by ALICO and 0.000002% is owned by International Technical and Advisory Services Limited.

      26.   MetLife Seguros de Vida, S.A. (Uruguay)

      27. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      28.   Alpha Properties, Inc. (USA-Delaware)

      29.   Beta Properties, Inc. (USA-Delaware)

      30.   Delta Properties Japan, Inc. (USA-Delaware)

      31.   Epsilon Properties Japan, Inc. (USA-Delaware)

      32.   Iris Properties, Inc. (USA-Delaware)

      33.   Kappa Properties Japan, Inc. (USA-Delaware)

AE.   MetLife Global Benefits, Ltd. (Cayman Islands)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of June 30, 2013, there were 24,235 owners of qualified contracts and 14,349 owners of non-qualified contracts offered by the Registrant (First MetLife Investors Variable Annuity Account One).


ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article VII, Section VII.1) provide that:


    The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.


    The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.


    The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


    A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:


  (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or


  (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,


    (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

    (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

    Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.


    Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.


    If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.


    The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.


    No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


       Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A

       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account One

       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E

       Metropolitan Series Fund

       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two
       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B

       Paragon Separate Account C
       Paragon Separate Account D

       Metropolitan Life Variable Annuity Separate Account II
       Metropolitan Life Variable Annuity Separate Account I

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -------------------------------------------------------------------

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Director and Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Mark E. Rosenthal                       President
5 Park Plaza, Suite 1900 EBS
Irving, CA 92614

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Craig W. Markham                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $44,348,103         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Boston, and The Commonwealth of Massachusetts, on the 8th day of August, 2013.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:  FIRST METLIFE INVESTORS INSURANCE COMPANY

By:  /s/ Gregory E. Illson
     -------------------------
     Gregory E. Illson
     Vice President

By:  FIRST METLIFE INVESTORS INSURANCE COMPANY
     (Depositor)

By:  /s/ Gregory E. Illson
     -------------------------
     Gregory E. Illson
     Vice President

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on August 8, 2013.

/s/ Eric T. Steigerwalt*
-----------------------------  Director, Chairman of the Board, President
Eric T. Steigerwalt            and Chief Executive Officer

/s/ James J. Reilly*
-----------------------------  Vice President-Finance (principal financial
James J. Reilly                officer)

/s/ Norse N. Blazzard*
-----------------------------
Norse N. Blazzard              Director

/s/ Robert L. Davidow*
-----------------------------
Robert L. Davidow              Director

/s/ Elizabeth M. Forget*
-----------------------------
Elizabeth M. Forget            Director and Executive Vice President

/s/ Richard A. Hemmings*
-----------------------------
Richard A. Hemmings            Director

/s/ Jay S. Kaduson*
-----------------------------
Jay S. Kaduson                 Director and Vice President

/s/ Lisa S. Kuklinski*
-----------------------------
Lisa S. Kuklinski              Director and Vice President

/s/ Richard C. Pearson*
-----------------------------
Richard C. Pearson             Director

/s/ Thomas A. Price*
-----------------------------
Thomas A. Price                Director

/s/ Mark E. Rosenthal*
-----------------------------
Mark E. Rosenthal              Director and Vice President

/s/ Thomas J. Skelly*
-----------------------------
Thomas J. Skelly               Director

/s/ Stephen M. Kessler*
-----------------------------
Stephen M. Kessler             Director

/s/ Peter M. Carlson*
-----------------------------  Executive Vice President and
Peter M. Carlson               Chief Accounting Officer

*By:  /s/ Michele H. Abate
      -----------------------------------
      Michele H. Abate, Attorney-In-Fact
      August 8, 2013

*  First MetLife Investors Insurance Company. Executed by Michele H. Abate,
   Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No.
   12 to the Registration Statement on Form N-4 (File Nos. 333-137969/811-
   08306) filed as Exhibit 13 on April 18, 2013.

                               Index to Exhibits


5(ii)    Form of Variable Annuity Application

10(i)    Consent of Independent Registered Public Accounting Firm for the
         Depositor and the Registrant

10(ii)   Consent of Independent Registered Public Accounting Firm for MetLife, Inc.